Lease Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LEASE LIABILITIES
Current lease liabilities	$ 19,020,636	$ 11,105,018
Non-current lease liabilities	$ 216,664,919	$ 148,557,059